Related Party Transactions - Related Party Transactions with a Joint Venture (Detail) - Smart Steps Digital Technology Co., Ltd [member] - CNY (¥) ¥ in Millions			12 Months Ended
	Oct. 24, 2017	Apr. 24, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [Line Items]
Unsecured entrusted loans from joint venture	¥ 50	¥ 50	¥ 100	¥ 0	¥ 0
Repayment of unsecured entrusted loans to joint venture			60	0	0
Net deposits from joint venture with Finance Company			12	¥ 0	¥ 0
Borrowings interest rate	3.92%	3.92%
Bonds, maturity period	1 year	6 months
Repayment of unsecured entrusted loans to joint venture	¥ 10
Unsecured entrusted loan from joint venture			¥ 12
Bottom of range [member]
Disclosure of transactions between related parties [Line Items]
Deposits interest rate			0.42%
Top of range [member]
Disclosure of transactions between related parties [Line Items]
Deposits interest rate			1.48%